Subsequent events (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 09, 2022	Aug. 04, 2022	Jul. 25, 2022	Jul. 15, 2022	Jul. 13, 2022	Feb. 24, 2022	Feb. 14, 2022	Jan. 14, 2022	Jan. 04, 2022	Jun. 15, 2020	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Conversion of common stock												$ 206,849	$ 246,450	$ 322,124	$ 246,450	$ 529,735	$ 262,882
Common stock issued for cash												$ 100,000	$ 7,999	$ 445,000	$ 225,498	$ 285,499
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares												15,230,280	7,663,763	24,167,728	7,663,763	21,690,671	174,556,025
Conversion of common stock												$ 15,230	$ 7,664	$ 24,167	$ 7,664	$ 21,691	$ 174,556
Shares issued for consulting service												16,000,000	3,500,000	16,000,000	3,500,000	21,000,000	173,500,000
Conversion of common stock, shares													160,000	44,500,000	3,571,679	4,850,075
Common stock issued for cash													$ 160	$ 44,500	$ 3,571	$ 4,850
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares														44,500,000		4,850,075	192,375,737
Common stock issued for cash														$ 445,000		$ 285,500	$ 607,500
Common Stock [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares										20,000,000				16,000,000		21,000,000	173,500,000
Common stock issued for cash										$ 106,000				$ 407,200		$ 858,900	$ 669,750
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of common stock						$ 15,000,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares						149,402,390
Subsequent Event [Member] | Accrued Salaries [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares									1,034,482
Common stock issued for cash									$ 30,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares			4,095,000	1,701,389	2,777,778			4,158,759			4,778,689
Conversion of common stock			$ 51,188	$ 21,438	$ 35,000			$ 56,975			$ 58,300
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued price per share						$ 0.01	$ 0.01
Conversion of common stock, shares						10,000,000	24,500,000
Subsequent Event [Member] | Common Stock [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Shares issued for consulting service		5,000,000
Shares issued price per share		$ 0.02
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 0.001
Conversion of common stock, shares	2